Warranty liability (Tables)	12 Months Ended
Dec. 31, 2014
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
A continuity of the warranty liability is as follows:

			Years ended December 31,
	2014	2013	2012
Balance, beginning of period	$28,845	$6,380	$4,401
Warranty assumed on acquisition	1,952	582	—
Warranty claims	(10,709)	(5,397)	(3,099)
Warranty accruals	2,734	4,153	5,303
Change in estimate	—	22,837	—
Impact of foreign exchange changes	287	290	(225)
Balance, end of period	$23,109	$28,845	$6,380
Less: Current portion	(9,696)	(9,955)	(2,072)
Long-term portion	$13,413	$18,890	$4,308